Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

March 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Paragon Separate Account D
File No. 811-08385

Ladies and Gentlemen:

The Annual Reports dated December 31, 2023, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain portfolios of Deutsche DWS Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257;

The Periodic Reports for certain portfolios of Deutsche DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Reports for certain portfolios of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Periodic Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346;

The Periodic Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143; and

The Periodic Reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company